Finance income and expense	6 Months Ended
Jun. 30, 2023
Finance income and expense

2.	Finance income and expense

	Six months ended 30 June 2023 unaudited £’000	Six months ended 30 June 2022 unaudited £’000
Finance income
Interest received on bank deposits	24	6
Gain on equity settled derivative financial liability	386	398
Total finance income	410	404

The gain on the equity settled derivative financial liability in 1H23 and 1H22 arose as a result of the fall in the Biodexa share price.

	Six months ended 30 June 2023 unaudited £’000	Six months ended 30 June 2022 unaudited £’000
Finance expense
Interest expense on lease liabilities	15	24
Other loans	7	-
Total finance expense	22	24